Stock-Based Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands		3 Months Ended	5 Months Ended
	Feb. 14, 2024	Jun. 30, 2024	Jun. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total		$ 22,905	$ 69,285
Operations and maintenance expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total		1,933	1,933
General and administrative expenses [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 3,700	$ 20,972	$ 67,352